Offerings - Offering: 1	Sep. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	11.65
Maximum Aggregate Offering Price	$ 34,950,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,350.85
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the number of shares of common stock being registered hereunder includes such indeterminate number of additional shares of common stock as may become issuable as a result of any stock dividend, split, combination or similar transaction. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act, based upon the average of the high and low prices for our common stock on September 4, 2025, as reported by the New York Stock Exchange.